SHAREHOLDERS' EQUITY - Ordinary Shares (Details)		12 Months Ended
	Oct. 31, 2019 $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 $ / shares shares	Oct. 29, 2019 shares
Class of Stock [Line Items]
Share split	0.01
Number of shares authorized				100,000
Class A ordinary shares
Class of Stock [Line Items]
Number of shares authorized	700,000	70,000,000	70,000,000	71,369
Increased Number Of Shares Authorized	70,000,000
Par value | $ / shares		$ 0.01	$ 0.01
Ordinary shares, shares issued		16,604,402	9,192,660
Ordinary shares, shares outstanding		16,604,402	9,192,660
Number of votes per common share | Vote		1
Number of shares convertible per share		1
Class B ordinary shares
Class of Stock [Line Items]
Number of shares authorized	300,000	30,000,000	30,000,000	28,631
Increased Number Of Shares Authorized	30,000,000
Par value | $ / shares	$ 0.01	$ 0.01	$ 0.01
Ordinary shares, shares issued		2,773,100	2,863,100
Ordinary shares, shares outstanding		2,773,100	2,863,100
Number of votes per common share | Vote		10